Business Combinations - Glad to Have You, Inc. - Additional Information (Detail) - Glad to Have You Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business acquisition aggregate purchase price	$ 16,791
Seller obligations release description	Two business days following the first anniversary date of the acquisition.
Business acquisition, cash consideration purchase price deposited in escrow	$ 250
Business acquisition, cash consideration deposited in escrow and pending purchase price adjustments	$ 250
Finite-lived intangible asset, weighted-average amortization period	6 years 6 months
Trade names [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, weighted-average amortization period	10 years
Developed technology [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, weighted-average amortization period	5 years
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, weighted-average amortization period	8 years
Non-competition agreements [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, weighted-average amortization period	3 years